Other liabilities and provisions - Warranty (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Accrual for warranty, beginning balance	€ 240
Accrual for warranty, end balance	241
Accrual for warranty
Disclosure of other provisions [line items]
Accrual for warranty, beginning balance	240
Usage	(240)
Addition	241
Accrual for warranty, end balance	€ 241